OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Short-Term Borrowings

OTHER SHORT-TERM BORROWINGS

	2016	2015
	(Dollars in Thousands)
Ending balance	$—	$—
Average balance during the year	2,748	1,378
Maximum month-end balance during the year	9,700	9,464
Average interest rate during the year	0.51%	0.36%
Weighted-average rate at year-end	—%	—%